Schedule of Changes in Fair Value of Warrant Liabilities (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Change in valuation inputs or other assumptions	$ 5,700		$ 1,539	$ (14,250)		$ 11,799	$ 25,764	$ 12,369	$ 855	$ (4,389)
Change in valuation inputs or other assumptions	(5,700)		(1,539)	14,250		(11,799)	(25,764)	(12,369)	(855)	4,389
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value as of January 1, 2023	22,800	$ 4,275	2,736	28,500	$ 13,680	1,881	2,736	1,881	1,881	6,270
Change in valuation inputs or other assumptions	5,700	18,525	1,539	(14,250)	14,820	11,799			(855)	4,389
Fair value as of December 31, 2023	28,500	22,800	4,275	14,250	28,500	13,680	$ 28,500	$ 14,250	2,736	1,881
Change in valuation inputs or other assumptions	$ (5,700)	$ (18,525)	$ (1,539)	$ 14,250	$ (14,820)	$ (11,799)			$ 855	$ (4,389)